Segment Reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total, Revenue	$ 127,250,022	$ 104,881,880	$ 91,293,675
Cutlery [Member]
Segment Reporting Information [Line Items]
Total, Revenue	62,846,416	54,618,439	55,242,100
Straws [Member]
Segment Reporting Information [Line Items]
Total, Revenue	19,248,260	15,219,005	11,091,566
Cups and plates [Member]
Segment Reporting Information [Line Items]
Total, Revenue	34,329,793	27,835,434	20,937,771
Others [Member]
Segment Reporting Information [Line Items]
Total, Revenue	$ 10,825,553	$ 7,209,002	$ 4,022,238